Condensed Statements of Cash Flows - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (1,635,954)	$ (9,271,235)	$ 7,941,997
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized gain on investments held in Trust Account	(617)	(6,919)	(19,250)
Change in fair value of derivative warrant liabilities	1,167,750	8,574,000	(11,549,160)
Financing costs - derivative warrant liabilities	433,190	433,190
General and administrative expenses paid by related party under note payable	26,961	26,961
Changes in operating assets and liabilities:
Prepaid expenses	(292,850)	(249,389)	91,782
Accounts payable	296,520	6,997	78,723
Accrued expenses		112,589	3,004,012
Due to related party		57,930
Acccrued expenses - related party	5,000		152,892
Net cash used in operating activities	0	(315,876)	(299,004)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account			25,000
Cash deposited in Trust Account	(250,000,000)	(250,000,000)	0
Net cash provided by (used in) investing activities	(250,000,000)	(250,000,000)	25,000
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross	250,000,000	250,000,000
Proceeds received from private placement	7,000,000	7,000,000
Offering costs paid	(5,000,000)	(5,406,410)	(85,000)
Net cash (used in) provided by financing activities	252,000,000	251,593,590	(85,000)
Net change in cash	2,000,000	1,277,714	(359,004)
Cash - beginning of the period	0	0	1,277,714
Cash - end of the period	2,000,000	1,277,714	918,710
Supplemental disclosure of noncash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000	25,000
Offering costs included in accounts payable	139,550
Offering costs included in accrued expenses	334,860	85,000
Offering costs included in note payable - related party	92,198	92,198
Forfeiture of Class B ordinary shares from Sponsor	22	22
Deferred legal fees	100,000	100,000
Deferred underwriting commissions	$ 8,750,000	$ 8,750,000	$ 8,750,000